LAND USE RIGHTS, NET - Land use rights pledged (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LAND USE RIGHTS, NET
Land use rights, net	¥ 249,031	¥ 205,334